Condensed Consolidating Statement of Operation (Detail) (USD $)	3 Months Ended																12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Issuers	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subsidiary Guarantors	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Subordinated Subsidiary Guarantors	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Non-Guarantor Subsidiaries	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Jun. 30, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Eliminations
Revenues
Rental income																	$ 117,409,622	$ 91,011,558	$ 84,097,016	$ 33,873,947	$ 31,414,321	$ 67,513,646	$ 59,329,584	$ 117,409,622	$ 91,011,558	$ 84,097,016								$ 24,730,853	$ 23,596,837	$ 49,567,192	$ 44,289,496	$ 86,328,617	$ 70,048,393	$ 68,569,614	$ 7,274,076	$ 7,407,842	$ 14,564,994	$ 14,276,901	$ 28,137,178	$ 19,578,025	$ 15,296,545	$ 1,869,018	$ 409,642	$ 3,381,460	$ 763,187	$ 2,943,827	$ 1,385,140	$ 230,857
Interest on secured loans																	4,633,476	5,193,144	5,171,971	1,082,475	1,337,192	2,141,114	2,683,314	4,633,476	5,193,144	5,171,971	295,684	525,462	573,800	1,078,193	1,490,189	2,234,012	1,384,731	714,301	723,676	1,403,393	1,431,470	2,801,878	2,652,048	3,466,369	72,490	88,054	163,921	173,651	341,409	307,084	320,871
Interest and other income																	1,128,958	843,794	133,286	76,902	61,891	78,912	68,311	1,128,958	843,794	133,286	4,152	197	4,327	3,283	3,676	18,226	20,132	71,854	61,387	73,248	64,721	963,190	817,984	110,199	851	307	1,254	307	162,014	7,584	2,955	45		83		78
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]		123,172,056	97,048,496	89,402,273	35,033,324	32,813,404	69,733,672	62,081,209	123,172,056	97,048,496	89,402,273	299,836	525,659	578,127	1,081,476	1,493,865	2,252,238	1,404,863	25,517,008	24,381,900	51,043,833	45,785,687	90,093,685	73,518,425	72,146,182	7,347,417	7,496,203	14,730,169	14,450,859	28,640,601	19,892,693	15,620,371	1,869,063	409,642	3,381,543	763,187	2,943,905	1,385,140	230,857
Expenses
Interest expense																	50,982,727	38,666,855	23,729,753	9,382,636	12,833,777	22,728,053	24,787,831	50,982,727	38,666,855	23,729,753	8,007,895	8,015,063	16,015,717	14,075,211	30,109,091	20,458,737	305,547							1,602,024	1,176,384	4,680,010	6,215,373	10,458,726	20,148,411	17,743,684	21,744,221	198,357	138,704	496,963	253,894	725,225	464,434	77,961
Depreciation and amortization																	26,891,811	20,271,762	17,246,373	8,099,321	6,779,449	16,097,464	12,777,022	26,891,811	20,271,762	17,246,373	1,344		2,688					6,185,776	5,272,540	12,356,055	9,816,925	20,553,803	16,110,741	14,231,235	1,452,775	1,393,553	2,894,532	2,764,719	5,599,734	3,832,935	2,960,457	459,426	113,356	844,189	195,378	738,274	328,086	54,681
General and administrative																	16,506,013	11,422,407	9,822,647	3,542,366	3,603,541	17,432,401	7,458,176	16,506,013	11,422,407	9,822,647	928,363	1,270,940	12,320,541	2,744,838	6,433,853	4,116,570	3,576,085	53,389	136,469	110,572	168,324	360,687	192,053	419,392	2,513,488	2,187,504	4,937,596	4,536,384	9,662,674	7,109,779	5,816,045	47,126	8,628	63,692	8,630	48,799	4,005	11,125
Transaction costs																	6,707,803	5,493,099	1,578,225	364,069	1,542,188	546,723	2,220,632	6,707,803	5,493,099	1,578,225	117,269	714,942	181,697	1,010,295	4,170,855	1,398,566	101,007	119,913	704,558	234,383	985,460	1,664,934	2,968,001	593,296	1,050	86,768	1,050	188,957	488,817	1,126,532	882,624	125,837	35,920	129,593	35,920	383,197		1,298
Loss on impairment	5,000,000		1,800,000		3,700,000		700,000		5,200,000		900,000						11,116,862	5,232,805	96,000		3,679,657		4,378,858	11,116,862	5,232,805	96,000									3,679,657		4,378,858	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan and other receivables	200,000		2,800,000														6,531,506	1,512,305	750,000	15,574	5,079,072	29,781	5,216,306	6,531,506	1,512,305	750,000	(9,594)	3,374,637	(9,594)	3,474,989	6,531,506	1,426,149	750,000		1,659,016	(10,557)	1,659,015		86,156		25,168	45,139	49,932	81,794					280		508
Change in fair value of derivatives																	0	0	(2,931,309)							(2,931,309)																					(2,931,309)
Gain on sale of assets, net																		(1,170,991)	(511,552)			(39,177)			(1,170,991)	(511,553)										(39,177)			(1,170,991)	(511,553)
Loss on debt extinguishment																	28,244	3,806,513	2,295,562	224,824		10,974,196		28,244	3,806,513	2,295,562							14,900	224,824						1,338,175			10,974,196		28,244	3,806,513	942,487
Other expenses																	400,353	266,902			100,088		200,177	400,353	266,902																	100,088		200,177	400,353	266,902
Total expenses																	119,165,319	85,501,657	52,075,699	21,628,790	33,617,772	67,769,441	57,039,002	119,165,319	85,501,657	52,075,698	9,045,277	13,375,582	28,511,049	21,305,333	47,245,305	27,400,022	4,747,539	6,583,902	11,452,240	12,651,276	17,008,582	33,696,286	23,418,765	17,768,569	5,168,865	8,493,062	25,072,679	18,230,757	36,328,233	33,886,345	29,414,525	830,746	296,888	1,534,437	494,330	1,895,495	796,525	145,065
(Loss) income before discontinued operations																	4,006,737	11,546,839	37,326,574	13,404,534	(804,368)	1,964,231	5,042,207	4,006,737	11,546,839	37,326,575	(8,745,441)	(12,849,923)	(27,932,922)	(20,223,857)	(45,751,440)	(25,147,784)	(3,342,676)	18,933,106	12,929,660	38,392,557	28,777,105	56,397,399	50,099,660	54,377,613	2,178,552	(996,859)	(10,342,510)	(3,779,898)	(7,687,632)	(13,993,652)	(13,794,154)	1,038,317	112,754	1,847,106	268,857	1,048,410	588,615	85,792
Discontinued operations																	4,586,692	(233,715)	656,146		4,416,967		4,586,693	4,586,692	(233,715)	656,145									112,210		331,589	331,589	(84,060)	729,723									4,304,757		4,255,104	4,255,103	(149,655)	(73,578)
Net (loss) income																				13,404,534	3,612,599	1,964,231	9,628,900	8,593,429	11,313,124	37,982,720	(8,745,441)	(12,849,923)	(27,932,922)	(20,223,857)	(45,751,440)	(25,147,784)	(3,342,676)	18,933,106	13,041,870	38,392,557	29,108,694	56,728,998	50,015,600	55,107,336	2,178,552	(996,859)	(10,342,510)	(3,779,898)	(7,687,632)	(13,993,652)	(13,794,154)	1,038,317	4,417,511	1,847,106	4,523,961	5,303,513	438,960	12,214
Distributions and accretion on Class E Preferred Units																			(17,371,893)							(17,371,893)							(17,371,893)
Net income attributable to noncontrolling interests																	(3,455,081)	(5,107,353)	(16,779,731)							(241,622)							(241,622)
Equity in income (loss) of subsidiaries																											22,149,975	16,462,522	29,897,153	29,852,757	54,344,869	36,460,908	41,325,396																						(22,149,975)	(16,462,522)	(29,897,153)	(29,852,757)	(54,344,869)	(36,460,908)	(41,325,396)
Net income (loss) allocable to common units	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]		5,138,348	6,205,771	3,831,096	13,404,534	3,612,599	1,964,231	9,628,900	8,593,429	11,313,124	20,369,205	13,404,534	3,612,599	1,964,231	9,628,900	8,593,429	11,313,124	20,369,205	18,933,106	13,041,870	38,392,557	29,108,694	56,728,998	50,015,600	55,107,336	2,178,552	(996,859)	(10,342,510)	(3,779,898)	(7,687,632)	(13,993,652)	(13,794,154)	1,038,317	4,417,511	1,847,106	4,523,961	5,303,513	438,960	12,214	(22,149,975)	(16,462,522)	(29,897,153)	(29,852,757)	(54,344,869)	(36,460,908)	(41,325,396)
Unrealized (loss) on derivative instruments																4,094,432	(475,990)	(7,391,774)	4,094,432		(573,164)		(781,492)	(475,990)	(7,391,774)	4,094,432																(573,164)		(781,492)	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	$ 8,117,439	$ 3,921,350	$ 42,077,152		$ 3,039,435		$ 8,847,408	$ 8,117,439	$ 3,921,350	$ 24,463,637		$ 3,612,599		$ 9,628,900	$ 8,593,429	$ 11,313,124	$ 20,369,205		$ 13,041,870		$ 29,108,694	$ 56,728,998	$ 50,015,600	$ 55,107,336		$ (1,570,023)		$ (4,561,390)	$ (8,163,622)	$ (21,385,426)	$ (9,699,722)		$ 4,417,511		$ 4,523,961	$ 5,303,513	$ 438,960	$ 12,214		$ (16,462,522)		$ (29,852,757)	$ (54,344,869)	$ (36,460,908)	$ (41,325,396)

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.